Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance

As required by pay versus performance rules adopted by the SEC on August 25, 2022 ("PVP Rules") and in effect for the first time for this proxy statement, the below Pay Versus Performance table ("PVP Table") provides information about compensation for this proxy statement's named executive officers ("NEOs"), as well as NEOs from our 2020 and 2021 proxy statements (each of 2020, 2021, 2022, a "Covered Year"). The PVP Table also provides information about the results for certain financial performance measures during those same Covered Years. In reviewing this information, there are a few important things to consider:

•
The information in columns (b) and (d) comes directly from this and prior years' Summary Compensation Tables, without adjustment;
•
As required by the PVP Rules, we describe the information in columns (c) and (e) as "compensation actually paid" (or "CAP") to the applicable NEOs, but these CAP amounts do not entirely reflect compensation that our NEOs actually earned for their service in the Covered Years. Instead, CAP reflects a combination of realized pay (primarily for cash amounts) and realizable or accrued pay (primarily for equity awards); and
•
As required by the PVP Rules, we provide information about our total shareholders return ("TSR") results, S&P 600 Property & Casualty Insurance Index ("PVP Peer Group") TSR results and U.S. GAAP net income results (the "External Measures") during the Covered Years in the PVP Table, but we did not actually base any compensation decisions for the NEOs on, or link any NEO pay to, these particular External Measures because the External Measures were not metrics used in our incentive plans during the Covered Years.

Due to the use of Combined Ratio performance measure in our long-term incentive program, the Company has determined that, pursuant to the PVP Rules, Combined Ratio should be designated as the "Company-Selected Measure" because we believe it is the most important financial measure that we used to link 2022 named executive officer pay to our performance.

					Value of Initial Fixed $100 Investment Based On:
Year (a)	Summary Compensation Total for PEO(1) (b)	Compensation Actually Paid to PEO(2) (c)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (d)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(2) (e)	Total Share-holder Return(3) (f)	Peer Group Total Shareholder Return(4) (g)	Net Income(5) (h)	Combined Ratio(6) (i)
2022	$1,525,516	$2,185,161	$817,885	$1,472,921	$125.65	$127.00	55.6M	83.6%
2021	1,927,841	1,064,627	695,230	488,309	125.00	151.74	65.8M	85.7%
2020	1,942,129	2,086,210	701,504	671,375	159.46	181.70	86.6M	76.3%

__________

1.
G. Janelle Frost was our principal executive officer (“PEO”) for the full year for each of 2022, 2021 and 2020. For 2022, our non-PEO named executive officers were Neal A. Fuller (CFO), Anastasios Omiridis (CFO), Vincent J. Gagliano, Andrew B. McCray and Kathryn H. Shirley. For 2021 and 2020, our non-PEO named executive officers were Neal A. Fuller, Vincent J. Gagliano, Andrew B. McCray and Kathryn H. Shirley.
2.
For each “Covered Year”, in determining both the compensation “actually paid” to our PEO and the average compensation “actually paid” to our non-PEO named executive officers for purposes of this “PVP Table”, we deducted from or added back to the total amounts of compensation reported in column (b) or column (d) for such Covered Year the amounts set forth in the following table. Certain of the values in this table are calculated based on the probable outcome of performance-based awards as of various dates. For purposes of performance-based awards outstanding as of December 31, 2022, probable outcome as of 2022 fiscal year-end has been calculated using the most recently available data as of the date of this filing, which is based on results through September 30, 2022.

Item and Value Added (Deducted)	2022	2021	2020
For G. Janelle Frost:
- change in actuarial present value of pension benefits	NA	NA	NA
+ service cost of pension benefits	NA	NA	NA
+ prior service cost of pension benefits	NA	NA	NA
- SCT “Stock Awards” column value	$(602,572)	$(1,029,041)	$(1,098,937)
- SCT “Option Awards” column value	$—	$—	$—
+ year-end fair value of outstanding equity awards granted in Covered Year	$879,345	$519,673	$1,111,063
+/- change in fair value of outstanding equity awards granted in prior years[4]	$351,595	$(369,690)	$98,290
+ vesting date fair value of equity awards granted and vested in Covered Year	$—	$—	$—
+/- change in fair value of prior-year equity awards vested in Covered Year	$31,277	$15,844	$30,773
- prior year-end fair value of prior-year equity awards forfeited in Covered Year	$—	$—	$—
+ includable dividends/earnings on equity awards during Covered Year	$—	$—	$2,893
For Non-PEO Named Executive Officers (Average):
- change in actuarial present value of pension benefits	$—	$—	$—
+ service cost of pension benefits	$—	$—	$—
+ prior service cost of pension benefits	$—	$—	$—
- SCT “Stock Awards” column value	$(338,623)	$(254,049)	$(271,305)
- SCT “Option Awards” column value	$—	$—	$—
+ year-end fair value of outstanding equity awards granted in Covered Year	$442,865	$128,297	$274,299
+/- change in fair value of outstanding equity awards granted in prior years	$10,041	$(115,902)	$(59,274)
+ vesting date fair value of equity awards granted and vested in Covered Year	$—	$—	$—
+/- change in fair value of prior-year equity awards vested in Covered Year	$7,513	$(487)	$7,099
- prior year-end fair value of prior-year equity awards forfeited in Covered Year	$467,263	$—	$—
+ includable dividends/earnings on equity awards during Covered Year	$65,976	$35,221	$19,052

3.
For each Covered Year, our TSR was calculated as the yearly percentage change in our cumulative total shareholder return on our common stock, par value $0.01 per share, measured as the quotient of (a) the sum of (i) the cumulative amount of dividends for a period beginning with our closing price on Nasdaq Stock Market on December 31, 2019 through and including the last day of the fiscal year covered (each one-year, two-year or three-year period, the “Measurement Period”), assuming dividend reinvestment, plus (ii) the difference between our closing stock price at the end versus the beginning of the Measurement Period ($66.03 per share and $51.97 per share, respectively), divided by (b) our closing share price at the beginning of the Measurement Period ($66.03 per share). Each of these yearly percentage changes was then applied to a deemed fixed investment of $100 at the beginning of the Measurement Period to produce the Covered Year-end values of such investment as of the end of 2022, 2021 and 2020, as applicable. Because Covered Years are presented in the table in reverse chronological order (from top to bottom), the table should be read from bottom to top for purposes of understanding cumulative returns over time.
4.
For purposes of this pay versus performance disclosure, our peer group is the S&P 600 Property & Casualty Insurance Index (the PVP “Peer Group”). For each Covered Year, our peer group cumulative total shareholder return was calculated based on a deemed fixed investment of $100 through the Measurement Period, assuming dividend reinvestment for the PVP Peer Group.
5.
Net income is calculated in accordance with U.S. Generally Accepted Accounting Principles.
6.
Combined Ratio is calculated as the sum of: (1) incurred losses divided by net premiums earned; (2) underwriting expenses divided by net premiums written; and (3) dividends to policyholders divided by net premiums earned.

Company Selected Measure Name	Combined Ratio
Named Executive Officers, Footnote [Text Block]
1.
G. Janelle Frost was our principal executive officer (“PEO”) for the full year for each of 2022, 2021 and 2020. For 2022, our non-PEO named executive officers were Neal A. Fuller (CFO), Anastasios Omiridis (CFO), Vincent J. Gagliano, Andrew B. McCray and Kathryn H. Shirley. For 2021 and 2020, our non-PEO named executive officers were Neal A. Fuller, Vincent J. Gagliano, Andrew B. McCray and Kathryn H. Shirley.

Peer Group Issuers, Footnote [Text Block]	For purposes of this pay versus performance disclosure, our peer group is the S&P 600 Property & Casualty Insurance Index (the PVP “Peer Group”). For each Covered Year, our peer group cumulative total shareholder return was calculated based on a deemed fixed investment of $100 through the Measurement Period, assuming dividend reinvestment for the PVP Peer Group.
PEO Total Compensation Amount	$ 1,525,516	$ 1,927,841	$ 1,942,129
PEO Actually Paid Compensation Amount	$ 2,185,161	1,064,627	2,086,210
Adjustment To PEO Compensation, Footnote [Text Block]
2.
For each “Covered Year”, in determining both the compensation “actually paid” to our PEO and the average compensation “actually paid” to our non-PEO named executive officers for purposes of this “PVP Table”, we deducted from or added back to the total amounts of compensation reported in column (b) or column (d) for such Covered Year the amounts set forth in the following table. Certain of the values in this table are calculated based on the probable outcome of performance-based awards as of various dates. For purposes of performance-based awards outstanding as of December 31, 2022, probable outcome as of 2022 fiscal year-end has been calculated using the most recently available data as of the date of this filing, which is based on results through September 30, 2022.

Item and Value Added (Deducted)	2022	2021	2020
For G. Janelle Frost:
- change in actuarial present value of pension benefits	NA	NA	NA
+ service cost of pension benefits	NA	NA	NA
+ prior service cost of pension benefits	NA	NA	NA
- SCT “Stock Awards” column value	$(602,572)	$(1,029,041)	$(1,098,937)
- SCT “Option Awards” column value	$—	$—	$—
+ year-end fair value of outstanding equity awards granted in Covered Year	$879,345	$519,673	$1,111,063
+/- change in fair value of outstanding equity awards granted in prior years[4]	$351,595	$(369,690)	$98,290
+ vesting date fair value of equity awards granted and vested in Covered Year	$—	$—	$—
+/- change in fair value of prior-year equity awards vested in Covered Year	$31,277	$15,844	$30,773
- prior year-end fair value of prior-year equity awards forfeited in Covered Year	$—	$—	$—
+ includable dividends/earnings on equity awards during Covered Year	$—	$—	$2,893
For Non-PEO Named Executive Officers (Average):
- change in actuarial present value of pension benefits	$—	$—	$—
+ service cost of pension benefits	$—	$—	$—
+ prior service cost of pension benefits	$—	$—	$—
- SCT “Stock Awards” column value	$(338,623)	$(254,049)	$(271,305)
- SCT “Option Awards” column value	$—	$—	$—
+ year-end fair value of outstanding equity awards granted in Covered Year	$442,865	$128,297	$274,299
+/- change in fair value of outstanding equity awards granted in prior years	$10,041	$(115,902)	$(59,274)
+ vesting date fair value of equity awards granted and vested in Covered Year	$—	$—	$—
+/- change in fair value of prior-year equity awards vested in Covered Year	$7,513	$(487)	$7,099
- prior year-end fair value of prior-year equity awards forfeited in Covered Year	$467,263	$—	$—
+ includable dividends/earnings on equity awards during Covered Year	$65,976	$35,221	$19,052

Non-PEO NEO Average Total Compensation Amount	$ 817,885	695,230	701,504
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,472,921	488,309	671,375
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
2.
For each “Covered Year”, in determining both the compensation “actually paid” to our PEO and the average compensation “actually paid” to our non-PEO named executive officers for purposes of this “PVP Table”, we deducted from or added back to the total amounts of compensation reported in column (b) or column (d) for such Covered Year the amounts set forth in the following table. Certain of the values in this table are calculated based on the probable outcome of performance-based awards as of various dates. For purposes of performance-based awards outstanding as of December 31, 2022, probable outcome as of 2022 fiscal year-end has been calculated using the most recently available data as of the date of this filing, which is based on results through September 30, 2022.

Item and Value Added (Deducted)	2022	2021	2020
For G. Janelle Frost:
- change in actuarial present value of pension benefits	NA	NA	NA
+ service cost of pension benefits	NA	NA	NA
+ prior service cost of pension benefits	NA	NA	NA
- SCT “Stock Awards” column value	$(602,572)	$(1,029,041)	$(1,098,937)
- SCT “Option Awards” column value	$—	$—	$—
+ year-end fair value of outstanding equity awards granted in Covered Year	$879,345	$519,673	$1,111,063
+/- change in fair value of outstanding equity awards granted in prior years[4]	$351,595	$(369,690)	$98,290
+ vesting date fair value of equity awards granted and vested in Covered Year	$—	$—	$—
+/- change in fair value of prior-year equity awards vested in Covered Year	$31,277	$15,844	$30,773
- prior year-end fair value of prior-year equity awards forfeited in Covered Year	$—	$—	$—
+ includable dividends/earnings on equity awards during Covered Year	$—	$—	$2,893
For Non-PEO Named Executive Officers (Average):
- change in actuarial present value of pension benefits	$—	$—	$—
+ service cost of pension benefits	$—	$—	$—
+ prior service cost of pension benefits	$—	$—	$—
- SCT “Stock Awards” column value	$(338,623)	$(254,049)	$(271,305)
- SCT “Option Awards” column value	$—	$—	$—
+ year-end fair value of outstanding equity awards granted in Covered Year	$442,865	$128,297	$274,299
+/- change in fair value of outstanding equity awards granted in prior years	$10,041	$(115,902)	$(59,274)
+ vesting date fair value of equity awards granted and vested in Covered Year	$—	$—	$—
+/- change in fair value of prior-year equity awards vested in Covered Year	$7,513	$(487)	$7,099
- prior year-end fair value of prior-year equity awards forfeited in Covered Year	$467,263	$—	$—
+ includable dividends/earnings on equity awards during Covered Year	$65,976	$35,221	$19,052

Equity Valuation Assumption Difference, Footnote [Text Block]
3.
For each Covered Year, our TSR was calculated as the yearly percentage change in our cumulative total shareholder return on our common stock, par value $0.01 per share, measured as the quotient of (a) the sum of (i) the cumulative amount of dividends for a period beginning with our closing price on Nasdaq Stock Market on December 31, 2019 through and including the last day of the fiscal year covered (each one-year, two-year or three-year period, the “Measurement Period”), assuming dividend reinvestment, plus (ii) the difference between our closing stock price at the end versus the beginning of the Measurement Period ($66.03 per share and $51.97 per share, respectively), divided by (b) our closing share price at the beginning of the Measurement Period ($66.03 per share). Each of these yearly percentage changes was then applied to a deemed fixed investment of $100 at the beginning of the Measurement Period to produce the Covered Year-end values of such investment as of the end of 2022, 2021 and 2020, as applicable. Because Covered Years are presented in the table in reverse chronological order (from top to bottom), the table should be read from bottom to top for purposes of understanding cumulative returns over time.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	Relationship of Compensation Actually Paid to Total Shareholders Return
Compensation Actually Paid vs. Net Income [Text Block]	Relationship of Compensation Actually Paid to Company Net Income
Compensation Actually Paid vs. Company Selected Measure [Text Block]	Relationship of Compensation Actually Paid to Company Combined Ratio
Tabular List [Table Text Block]

The following table lists the three financial performance measures that we believe represent the most important financial performance measures we used to link compensation actually paid to our named executive officers for fiscal year 2022 to our performance:

Combined Ratio
Gross Premium Written
Return on Equity

Total Shareholder Return Amount	$ 125.65	125.00	159.46
Peer Group Total Shareholder Return Amount	127.00	151.74	181.70
Net Income (Loss)	$ 55,600,000	$ 65,800,000	$ 86,600,000
Company Selected Measure Amount	0.836	0.857	0.763
PEO Name	G. Janelle Frost	G. Janelle Frost	G. Janelle Frost
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Combined Ratio
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Gross Premium Written
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Return on Equity
PEO [Member] | Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 602,572	$ 1,029,041	$ 1,098,937
PEO [Member] | Year-end Fair Value of Outstanding Equity Awards Granted in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	879,345	519,673	1,111,063
PEO [Member] | Change in Fair Value of Outstanding Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	351,595	(369,690)	98,290
PEO [Member] | Change in Fair Value of Prior-year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	31,277	15,844	30,773
PEO [Member] | Includable Dividends/Earnings on Equity Awards During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			2,893
Non-PEO NEO [Member] | Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	338,623	254,049	271,305
Non-PEO NEO [Member] | Year-end Fair Value of Outstanding Equity Awards Granted in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	442,865	128,297	274,299
Non-PEO NEO [Member] | Change in Fair Value of Outstanding Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	10,041	(115,902)	(59,274)
Non-PEO NEO [Member] | Change in Fair Value of Prior-year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	7,513	(487)	7,099
Non-PEO NEO [Member] | Prior Year-end Fair Value of Prior-year Equity Awards Forfeited in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	467,263
Non-PEO NEO [Member] | Includable Dividends/Earnings on Equity Awards During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 65,976	$ 35,221	$ 19,052